Annual Total Returns [BarChart] - AMG GW&K Emerging Wealth Equity Fund - Class N	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	6.43%
Annual Return 2017	42.12%
Annual Return 2018	(19.24%)
Annual Return 2019	28.14%
Annual Return 2020	25.00%